Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expenses:
General and administrative	$ 352,542
Net Loss	$ (352,542)
Weighted average number of common shares outstanding:
Basic (in shares)	20,000	20,000
Diluted (in shares)	20,000	20,000
Net loss per common share:
Basic and diluted (in dollars per share)	$ (17.63)